Note 29 - Subsequent Events	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
29.
SUBSEQUENT EVENTS

The following significant events occurred subsequent to
December
31,
2018:

Sale of Common Shares

As previously announced on
December
27,
2018,
the Company filed a prospectus supplement to the short form base shelf prospectus dated
November 5, 2018,
pursuant to which the Company
may,
at its discretion and from time-to-time, sell common shares of the Company for aggregate gross proceeds of up to
$50.0
 million. The sale of common shares would be made through “at-the-market distributions” as defined in the Canadian Securities Administrators’ National Instrument
44
-
102
Shelf Distributions. Since
January 1, 2019,
First Majestic has sold
2,250,000
common shares of the Company directly on the New York Stock Exchange (the “NYSE”) for net proceeds of
$13.2
million or
$5.99
per share.